Net interest revenue (Tables)	12 Months Ended
Dec. 31, 2018
Interest Revenue (Expense), Net [Abstract]
Components of Net Interest Revenue
The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue	Year ended Dec. 31,
(in millions)	2018	2017	2016
Interest revenue
Deposits with banks	$219	$120	$104
Deposits with the Federal Reserve and other central banks	531	319	198
Federal funds sold and securities purchased under resale agreements	1,116	423	233
Margin loans	510	343	265
Non-margin loans	1,356	1,077	873
Securities:
Taxable	2,520	1,977	1,772
Exempt from federal income taxes	54	64	70
Total securities	2,574	2,041	1,842
Trading securities	126	59	60
Total interest revenue	6,432	4,382	3,575
Interest expense
Deposits in domestic offices	537	107	41
Deposits in foreign offices	340	55	(25)
Federal funds purchased and securities sold under repurchase agreements	758	225	36
Trading liabilities	29	7	6
Other borrowed funds	58	26	8
Commercial paper	51	29	5
Customer payables	191	64	12
Long-term debt	857	561	354
Total interest expense	2,821	1,074	437
Net interest revenue	3,611	3,308	3,138
Provision for credit losses	(11)	(24)	(11)
Net interest revenue after provision for credit losses	$3,622	$3,332	$3,149